General and Administrative Expenses (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Income and Expenses [Abstract]
Legal fees	[1]	$ 2,752	$ 3,756	$ 2,741
Professional services fees		1,149	1,532	2,126
Salaries and related expenses		631	518	620
Stock-based compensation		110	39
Revoke of customer advances, net of associated expenses		(511)
Others		687	658	529
Total general and administrative expenses		$ 4,818	$ 6,503	$ 6,016

[1]	The 2017 legal fees include a deduction of $2.0 million legal fees refund in connection with the 2016 directors and officers insurance policy based on a settlement agreement.